[ROPES & GRAY LETTERHEAD]

                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7839
                WRITER'S E-MAIL ADDRESS: KOUELLETTE@ROPESGRAY.COM


                                                                November 2, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   The DLB Fund Group
               Registration Nos. 33-82366 and 811-08690
               ----------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of The DLB Fund Group (the "Trust") that the form of the prospectus dated October 31, 1999, for the Trust that would have been filed pursuant to Rule 497(c) under the 1933 Act on behalf of the Trust does not differ from that contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 13, filed October 29, 1999.

         The text of Post-Effective Amendment No. 13 has been filed electronically. The definitive form of the Trust's Statement of Additional Information is being filed separately pursuant to Rule 497(c) under the 1933 Act.

         Any questions or comments regarding this filing should be directed to me at (617) 951-7839 or, in my absence, to Robert Leveille of this office at
(617) 951-7866.

                                                     Very truly yours,

                                                     /s/ Kevin J. Ouellette
                                                     ----------------------
                                                     Kevin J. Ouellette


cc:      John E. Deitelbaum, Esq.
         Gregory D. Sheehan, Esq.
         Robert R. Leveille, Esq.